intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2025
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer
		contracts, related		Access to						Total
		customer		rights-of-way,				Total		intangible
		relationships and		crowdsource	Assets under		Spectrum	intangible		assets and
($ in millions except footnote amounts)	Note	subscriber base	Software	assets and other	construction	Total	licences	assets	Goodwill [1]	goodwill
AT COST
Balance as at January 1, 2025		$5,742	$8,649	$622	$474	$15,487	$13,206	$28,693	$10,923	$39,616
Additions		10	51	4	384	449	—	449	—	449
Additions arising from business acquisitions	(b)	244	101	3	—	348	—	348	439	787
Assets under construction put into service		—	356	—	(356)	—	—	—	—	—
Dispositions, retirements and other (including capitalized interest)	9	(26)	(218)	(20)	—	(264)	9	(255)	—	(255)
Net foreign exchange differences		(36)	(4)	—	—	(40)	—	(40)	(58)	(98)
Balance as at June 30, 2025		$5,934	$8,935	$609	$502	$15,980	$13,215	$29,195	$11,304	$40,499
ACCUMULATED AMORTIZATION
Balance as at January 1, 2025		$2,043	$5,770	$287	$—	$8,100	$—	$8,100	$364	$8,464
Amortization		235	532	36	—	803	—	803	—	803
Impairment		—	—	—	—	—	—	—	500	500
Dispositions, retirements and other		11	(229)	(18)	—	(236)	—	(236)	—	(236)
Net foreign exchange differences		7	(2)	—	—	5	—	5	—	5
Balance as at June 30, 2025		$2,296	$6,071	$305	$—	$8,672	$—	$8,672	$864	$9,536
NET BOOK VALUE
Balance as at December 31, 2024		$3,699	$2,879	$335	$474	$7,387	$13,206	$20,593	$10,559	$31,152
Balance as at June 30, 2025		$3,638	$2,864	$304	$502	$7,308	$13,215	$20,523	$10,440	$30,963

1	Accumulated amortization of goodwill of $364 million is amortization recorded before 2002 and an impairment recorded in the current year, as set out in footnote 2 following.
2

As at June 30, 2025, relevant events and circumstances were not consistent with those existing at the time of the December 2024 annual test and were such that it was considered appropriate to test the carrying value of the TELUS digital experience cash-generating unit goodwill. During the six - month period ended June 30, 2025, the TELUS digital experience cash-generating unit’s competitive industry continued to experience prolonged macroeconomic pressures affecting the level and timing of customer demand, with commensurate impacts on our key future growth and operating metric assumptions and estimates; the June 30, 2025, test, using an estimated recoverable amount of approximately $4.5 billion, resulted in a $0.5 billion goodwill impairment. Such recoverable amount was determined based on a fair value less costs of disposal method (such method categorized as a Level 3 fair value measure) and used a discount rate of 10.1% (December 31, 2024 – 9.8%), a perpetual growth rate of 2.5% (December 31, 2024 – 3.0%) and cash flow projections through the end of 2029 (December 31, 2024 – 2029). We validated the results of the recoverable amount through a market-comparable approach and an analytical review of industry facts and facts that are specific to us.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Individually
	Workplace	immaterial
(millions)	Options	transactions [1]	Total
Assets
Current assets
Cash	$4	$—	$4
Accounts receivable [2]	30	8	38
Other	4	—	4
	38	8	46
Non-current assets
Property plant and equipment
Owned assets	9	—	9
Right-of-use lease assets	19	1	20
Intangible assets subject to amortization [3]	319	29	348
Other	1	1	2
	348	31	379
Total identifiable assets acquired	386	39	425
Liabilities
Current liabilities
Accounts payable and accrued liabilities	45	14	59
Income and other taxes payable	1	—	1
Advance billings and customer deposits	23	—	23
Current maturities of long-term debt	96	21	117
	165	35	200
Non-current liabilities
Long-term debt	19	1	20
Deferred income taxes	96	5	101
	115	6	121
Total liabilities assumed	280	41	321
Net identifiable assets acquired	106	(2)	104
Goodwill	362	77	439
Net assets acquired	$468	$75	$543
Acquisition effected by way of:
Cash consideration [3]	$453	$12	$465
Accounts payable and accrued liabilities	—	1	1
Provisions	15	42	57
Re-measured pre-acquisition interest at acquisition-date fair value [4]	—	11	11
Pre-existing relationship effectively settled	—	9	9
	$468	$75	$543

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 10-15 years, and other intangible assets are expected to be amortized over a period of 5-15 years.
3	In respect of the Workplace Options acquisition, cash consideration effectively includes proceeds of $280 (US$200) arising from the issuance of preferred shares to a synergistic private equity investor (see Note 26(e)).
4	Re-measurement of previously held interest in associate did not result in the recognition of an acquisition-date gain.

Summary of pro forma supplemental information

	Three months		Six months
	As		As
Periods ended June 30, 2025 (millions except per share amounts)	reported [1]	Pro forma [2]	reported [1]	Pro forma [2]
Operating revenues and other income	$5,082	$5,104	$10,139	$10,223
Net income (loss)	$(245)	$(257)	$56	$8
Net income (loss) per Common Share
Basic	$—	$—	$0.22	$0.18
Diluted	$—	$—	$0.22	$0.18

1	Operating revenues and net income (loss) for the three-month and six-month periods ended June 30, 2025, include $33 and $(10), respectively, in respect of Workplace Options.
2	Pro forma amounts for the three-month and six-month periods ended June 30, 2025, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.